UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Developing Growth Fund

For the six-month period ended January 31, 2023

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

29	Supplemental Information to Shareholders

Lord Abbett Developing Growth Fund
Semiannual Report

For the six-month period ended January 31, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 through January 31, 2023).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 8/1/22 – 1/31/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/22	1/31/23	8/1/22 - 1/31/23
Class A
Actual	$1,000.00	$993.00	$4.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.37	$4.89
Class C
Actual	$1,000.00	$989.30	$8.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.59	$8.69
Class F
Actual	$1,000.00	$993.00	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$4.13
Class F3
Actual	$1,000.00	$994.30	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.23	$3.01
Class I
Actual	$1,000.00	$993.80	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.62
Class P
Actual	$1,000.00	$991.80	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.36	$5.90
Class R2
Actual	$1,000.00	$990.90	$6.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.67
Class R3
Actual	$1,000.00	$991.30	$6.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.11	$6.16
Class R4
Actual	$1,000.00	$993.00	$4.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.37	$4.89
Class R5
Actual	$1,000.00	$993.80	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.62
Class R6
Actual	$1,000.00	$994.30	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.23	$3.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.71% for Class C, 0.81% for Class F, 0.59% for Class F3, 0.71% for Class I, 1.16% for Class P, 1.31% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.59% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2023

Sector*	%**
Communication Services	2.15%
Consumer Discretionary	13.78%
Consumer Staples	1.47%
Energy	3.25%
Financials	0.63%
Health Care	28.50%
Industrials	19.07%
Information Technology	26.82%
Materials	2.35%
Repurchase Agreements	0.80%
Money Market Funds(a)	1.06%
Time Deposits(a)	0.12%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

January 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.37%

COMMON STOCKS 99.37%

Aerospace & Defense 3.50%
AeroVironment, Inc.*	238,315	$21,202,886
Axon Enterprise, Inc.*	258,485	50,518,308
Parsons Corp.*	542,449	23,607,380
Total		95,328,574

Auto Components 1.18%
Fox Factory Holding Corp.*	272,829	32,218,377

Beverages 0.83%
Celsius Holdings, Inc.*	225,309	22,602,999

Biotechnology 12.85%
Apellis Pharmaceuticals, Inc.*	626,221	33,020,633
Arcellx, Inc.*	383,472	12,811,800
Cerevel Therapeutics Holdings, Inc.*	897,163	30,638,116
Cytokinetics, Inc.*	1,081,549	45,944,201
Karuna Therapeutics, Inc.*	189,379	37,760,279
Krystal Biotech, Inc.*	742,365	61,705,379
Legend Biotech Corp. ADR*	316,221	15,969,160
Natera, Inc.*	455,931	19,573,118
Sarepta Therapeutics, Inc.*	325,769	40,711,352
Xenon Pharmaceuticals, Inc. (Canada)*(a)	1,319,585	51,582,578
Total		349,716,616

Building Products 0.76%
Summit Materials, Inc. Class A*	632,774	20,792,954

Capital Markets 0.64%
Piper Sandler Cos.	122,989	17,476,737
Investments	Shares	Fair Value
Chemicals 1.62%
Balchem Corp.	156,989	$20,507,473
Cabot Corp.	312,235	23,520,663
Total		44,028,136

Commercial Services & Supplies 3.35%
Clean Harbors, Inc.*	379,690	49,473,607
Tetra Tech, Inc.	268,825	41,807,664
Total		91,281,271

Communications Equipment 1.60%
Calix, Inc.*	829,441	43,661,774

Construction & Engineering 4.95%
Ameresco, Inc. Class A*	530,673	34,212,488
Comfort Systems USA, Inc.	396,819	48,030,972
MasTec, Inc.*	141,425	13,892,178
Valmont Industries, Inc.	116,486	38,408,929
Total		134,544,567

Diversified Consumer Services 1.01%
PowerSchool Holdings, Inc. Class A*	1,218,705	27,445,237

Electrical Equipment 1.96%
Array Technologies, Inc.*	1,411,948	31,387,604
Shoals Technologies Group, Inc. Class A*	784,085	21,868,131
Total		53,255,735

Energy Equipment & Services 1.93%
Cactus, Inc. Class A	159,071	8,607,332
ChampionX Corp.	448,787	14,818,946
TechnipFMC plc (United Kingdom)*(a)	2,094,410	29,091,355
Total		52,517,633

Entertainment 1.36%
World Wrestling Entertainment, Inc. Class A	436,887	36,969,378

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

January 31, 2023

Investments	Shares	Fair Value
Health Care Equipment & Supplies 10.10%
Axonics, Inc.*	532,328	$32,684,939
Glaukos Corp.*	421,536	20,676,341
Inspire Medical Systems, Inc.*	207,290	52,456,807
iRhythm Technologies, Inc.*	104,792	10,301,054
Lantheus Holdings, Inc.*	232,392	13,362,540
Pacific Biosciences of California, Inc.*	2,823,134	31,308,556
Penumbra, Inc.*	84,084	21,055,474
Shockwave Medical, Inc.*	66,015	12,406,199
Silk Road Medical, Inc.*	613,336	33,340,945
TransMedics Group, Inc.*	748,998	47,201,854
Total		274,794,709

Hotels, Restaurants & Leisure 5.17%
Planet Fitness, Inc. Class A*	643,367	54,461,016
Texas Roadhouse, Inc.	265,518	26,665,973
Wingstop, Inc.	242,272	38,392,844
Wynn Resorts Ltd.*	205,214	21,268,379
Total		140,788,212

Information Technology Services 3.23%
Endava plc ADR*	328,689	28,881,903
Flywire Corp.*	1,489,353	40,167,850
Shift4 Payments, Inc. Class A*	295,230	18,906,529
Total		87,956,282

Internet & Direct Marketing Retail 0.80%
Fiverr International Ltd. (Israel)*(a)	589,513	21,865,037

Leisure Products 1.04%
Topgolf Callaway Brands Corp.*	1,153,301	28,244,342
Investments	Shares	Fair Value
Life Sciences Tools & Services 1.19%
10X Genomics, Inc. Class A*	462,602	$21,663,652
Olink Holding AB ADR*(b)	544,583	10,662,935
Total		32,326,587

Machinery 1.83%
Driven Brands Holdings, Inc.*	460,774	13,449,993
RBC Bearings, Inc.*	148,920	36,332,012
Total		49,782,005

Oil, Gas & Consumable Fuels 1.37%
Matador Resources Co.	250,570	16,577,711
Talos Energy, Inc.*	1,043,313	20,668,031
Total		37,245,742

Personal Products 0.66%
Inter Parfums, Inc.	151,276	17,883,849

Pharmaceuticals 4.76%
Intra-Cellular Therapies, Inc.*	314,106	15,051,959
Madrigal Pharmaceuticals, Inc.*	88,867	25,615,913
Pliant Therapeutics, Inc.*	575,061	20,150,137
Prometheus Biosciences, Inc.*	241,848	27,488,444
Ventyx Biosciences, Inc.*	978,904	41,113,968
Total		129,420,421

Professional Services 1.09%
Remitly Global, Inc.*	2,457,988	29,643,335

Road & Rail 0.69%
Saia, Inc.*	69,136	18,858,918

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2023

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 8.55%
CEVA, Inc.*	227,439	$7,532,780
Diodes, Inc.*	549,340	48,995,634
Impinj, Inc.*	411,092	53,351,520
indie Semiconductor, Inc. Class A*(b)	3,266,409	26,033,280
Lattice Semiconductor Corp.*	587,348	44,515,105
Rambus, Inc.*	1,288,165	52,132,037
Total		232,560,356

Software 12.43%
Agilysys, Inc.*	238,209	19,904,744
AvidXchange Holdings, Inc.*	3,441,248	38,266,678
C3.ai, Inc. Class A*	820,096	16,278,906
Clear Secure, Inc. Class A	2,116,018	66,421,805
Confluent, Inc. Class A*	815,848	18,846,089
CyberArk Software Ltd. (Israel)*(a)	111,150	15,658,812
DoubleVerify Holdings, Inc.*	1,040,128	28,281,080
Gitlab, Inc. Class A*	354,515	17,516,586
Global-e Online Ltd. (Israel)*(a)	660,221	19,786,823
HashiCorp, Inc. Class A*	462,630	14,887,433
Jamf Holding Corp.*	313,568	6,230,596
JFrog Ltd. (Israel)*(a)	886,655	22,795,900
Qualtrics International, Inc. Class A*	538,707	8,495,409
Sprout Social, Inc. Class A*	477,111	30,520,791
Tenable Holdings, Inc.*	354,907	14,277,909
Total		338,169,561
Investments	Shares	Fair Value
Specialty Retail 1.73%
Dick’s Sporting Goods, Inc.	261,029	$34,132,152
Warby Parker, Inc. Class A*(b)	796,280	12,859,922
Total		46,992,074

Textiles, Apparel & Luxury Goods 4.12%
Crocs, Inc.*	559,263	68,101,455
Deckers Outdoor Corp.*	102,618	43,867,143
Total		111,968,598

Trading Companies & Distributors 2.25%
Applied Industrial Technologies, Inc.	248,163	35,539,423
SiteOne Landscape Supply, Inc.*	169,279	25,647,462
Total		61,186,885

Wireless Telecommunication Services 0.82%
Gogo, Inc.*	1,328,258	22,274,887
Total Common Stocks (cost $2,291,350,283)		2,703,801,788

	Principal Amount

SHORT-TERM INVESTMENTS 2.01%

Repurchase Agreements 0.82%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $18,646,400 of U.S. Treasury Inflation Indexed Note at 0.250% due 01/15/2025; value: $22,596,783; proceeds: $22,154,860 (cost $22,153,598)	$22,153,598	22,153,598

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

January 31, 2023

Investments	Shares	Fair Value
Money Market Funds 1.07%
Fidelity Government Portfolio(c) (cost $29,193,982)	29,193,982	$29,193,982

Time Deposits 0.12%
CitiBank N.A.(c) (cost $3,243,776)	3,243,776	3,243,776
Total Short-Term Investments (cost $54,591,356)		54,591,356
Total Investments in Securities 101.38% (cost $2,345,941,639)		2,758,393,144
Other Assets and Liabilities – Net (1.38)%		(37,476,101)
Net Assets 100.00%		$2,720,917,043

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$2,703,801,788	$–	$–	$2,703,801,788
Short-Term Investments
Repurchase Agreements	–	22,153,598	–	22,153,598
Money Market Funds	29,193,982	–	–	29,193,982
Time Deposits	–	3,243,776	–	3,243,776
Total	$2,732,995,770	$25,397,374	$–	$2,758,393,144

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2023

ASSETS:
Investments in securities, at fair value including $32,224,534 of securities loaned (cost $2,345,941,639)	$2,758,393,144
Receivables:
Investment securities sold	38,966,245
Capital shares sold	10,559,456
Interest and dividends	33,496
Securities lending income receivable	20,793
Prepaid expenses and other assets	75,727
Total assets	2,808,048,861
LIABILITIES:
Payables:
Investment securities purchased	42,761,573
Payable for collateral due to broker for securities lending	32,437,758
Capital shares reacquired	8,844,044
Management fee	1,122,645
Directors’ fees	425,654
12b-1 distribution plan	338,903
Fund administrative service fees	88,113
Accrued expenses	1,113,128
Total liabilities	87,131,818
NET ASSETS	$2,720,917,043
COMPOSITION OF NET ASSETS:
Paid-in capital	$3,079,109,438
Total distributable earnings (loss)	(358,192,395)
Net Assets	$2,720,917,043

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2023

Net assets by class:
Class A Shares	$668,305,890
Class C Shares	$24,975,725
Class F Shares	$101,427,993
Class F3 Shares	$336,225,167
Class I Shares	$724,765,594
Class P Shares	$13,167,623
Class R2 Shares	$1,345,019
Class R3 Shares	$56,432,785
Class R4 Shares	$10,638,509
Class R5 Shares	$17,635,937
Class R6 Shares	$765,996,801
Outstanding shares by class:
Class A Shares (1.12 billion shares of common stock authorized, $.001 par value)	36,388,938
Class C Shares (35 million shares of common stock authorized, $.001 par value)	3,003,010
Class F Shares (134.1 million shares of common stock authorized, $.001 par value)	5,098,911
Class F3 Shares (89.4 million shares of common stock authorized, $.001 par value)	13,744,814
Class I Shares (335.25 million shares of common stock authorized, $.001 par value)	29,991,015
Class P Shares (30 million shares of common stock authorized, $.001 par value)	773,884
Class R2 Shares (98.75 million shares of common stock authorized, $.001 par value)	82,177
Class R3 Shares (98.75 million shares of common stock authorized, $.001 par value)	3,309,664
Class R4 Shares (98.75 million shares of common stock authorized, $.001 par value)	579,548
Class R5 Shares (98.75 million shares of common stock authorized, $.001 par value)	729,786
Class R6 Shares (98.75 million shares of common stock authorized, $.001 par value)	31,316,311
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.37
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.49
Class C Shares-Net asset value	$ 8.32
Class F Shares-Net asset value	$19.89
Class F3 Shares-Net asset value	$24.46
Class I Shares-Net asset value	$24.17
Class P Shares-Net asset value	$17.01
Class R2 Shares-Net asset value	$16.37
Class R3 Shares-Net asset value	$17.05
Class R4 Shares-Net asset value	$18.36
Class R5 Shares-Net asset value	$24.17
Class R6 Shares-Net asset value	$24.46

10	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2023

Investment income:
Dividends	$3,075,544
Securities lending net income	238,161
Interest and other	385,713
Interest earned from interfund lending (See Note 10)	3,109
Total investment income	3,702,527
Expenses:
Management fee	6,809,534
12b-1 distribution plan-Class A	828,544
12b-1 distribution plan-Class C	125,031
12b-1 distribution plan-Class F	65,735
12b-1 distribution plan-Class P	29,931
12b-1 distribution plan-Class R2	4,494
12b-1 distribution plan-Class R3	141,969
12b-1 distribution plan-Class R4	13,242
Shareholder servicing	1,099,345
Fund administrative service fees	534,681
Reports to shareholders	123,422
Registration	96,540
Professional	41,790
Custody	38,790
Directors’ fees	31,477
Other	81,199
Gross expenses	10,065,724
Expense reductions (See Note 8)	(22,816)
Fees waived and expenses reimbursed (See Note 3)	(38,790)
Net expenses	10,004,118
Net investment loss	(6,301,591)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(282,364,119)
Net change in unrealized appreciation/depreciation on investments	270,712,279
Net realized and unrealized gain (loss)	(11,651,840)
Net Decrease in Net Assets Resulting From Operations	$(17,953,431)

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended January 31, 2023 (unaudited)	For the Year Ended July 31, 2022
Operations:
Net investment loss	$(6,301,591)	$(18,647,269)
Net realized gain (loss) on investments	(282,364,119)	(405,823,587)
Net change in unrealized appreciation/depreciation on investments	270,712,279	(1,139,278,745)
Net decrease in net assets resulting from operations	(17,953,431)	(1,563,749,601)
Distributions to shareholders:
Class A	–	(131,775,485)
Class C	–	(11,205,053)
Class F	–	(80,898,580)
Class F3	–	(50,919,530)
Class I	–	(71,515,313)
Class P	–	(2,723,046)
Class R2	–	(321,572)
Class R3	–	(11,828,891)
Class R4	–	(1,703,712)
Class R5	–	(2,039,338)
Class R6	–	(90,380,627)
Total distributions to shareholders	–	(455,311,147)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	319,366,362	975,149,784
Reinvestment of distributions	–	434,685,196
Cost of shares reacquired	(396,542,771)	(1,561,788,323)
Net decrease in net assets resulting from capital share transactions	(77,176,409)	(151,953,343)
Net decrease in net assets	(95,129,840)	(2,171,014,091)
NET ASSETS:
Beginning of period	$2,816,046,883	$4,987,060,974
End of period	$2,720,917,043	$2,816,046,883

12	See Notes to Financial Statements.

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Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class A
1/31/2023(c)	$18.50	$(0.06)	$(0.07)	$(0.13)	$–
7/31/2022	31.36	(0.16)	(9.36)	(9.52)	(3.34)
7/31/2021	24.46	(0.23)	10.08	9.85	(2.95)
7/31/2020	26.30	(0.16)	2.81	2.65	(4.49)
7/31/2019	28.59	(0.18)	4.14	3.96	(6.25)
7/31/2018	20.61	(0.15)	8.13	7.98	–
Class C
1/31/2023(c)	8.41	(0.06)	(0.03)	(0.09)	–
7/31/2022	16.21	(0.16)	(4.30)	(4.46)	(3.34)
7/31/2021	13.89	(0.25)	5.52	5.27	(2.95)
7/31/2020	17.24	(0.19)	1.33	1.14	(4.49)
7/31/2019	21.30	(0.25)	2.44	2.19	(6.25)
7/31/2018	15.49	(0.24)	6.05	5.81	–
Class F
1/31/2023(c)	20.03	(0.05)	(0.09)	(0.14)	–
7/31/2022	33.61	(0.14)	(10.10)	(10.24)	(3.34)
7/31/2021	26.01	(0.21)	10.76	10.55	(2.95)
7/31/2020	27.61	(0.14)	3.03	2.89	(4.49)
7/31/2019	29.63	(0.15)	4.38	4.23	(6.25)
7/31/2018	21.32	(0.12)	8.43	8.31	–
Class F3
1/31/2023(c)	24.60	(0.04)	(0.10)	(0.14)	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	(3.34)
7/31/2021	30.74	(0.17)	12.81	12.64	(2.95)
7/31/2020	31.66	(0.13)	3.70	3.57	(4.49)
7/31/2019	32.88	(0.11)	5.14	5.03	(6.25)
7/31/2018	23.62	(0.09)	9.35	9.26	–
Class I
1/31/2023(c)	24.32	(0.05)	(0.10)	(0.15)	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	(3.34)
7/31/2021	30.50	(0.20)	12.69	12.49	(2.95)
7/31/2020	31.48	(0.13)	3.64	3.51	(4.49)
7/31/2019	32.76	(0.14)	5.11	4.97	(6.25)
7/31/2018	23.55	(0.10)	9.31	9.21	–
Class P
1/31/2023(c)	17.16	(0.07)	(0.08)	(0.15)	–
7/31/2022	29.38	(0.20)	(8.68)	(8.88)	(3.34)
7/31/2021	23.11	(0.27)	9.49	9.22	(2.95)
7/31/2020	25.18	(0.19)	2.61	2.42	(4.49)
7/31/2019	27.72	(0.22)	3.93	3.71	(6.25)
7/31/2018	19.99	(0.15)	7.88	7.73	–

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.37	(0.70	)(d)	0.96	(e)	0.96	(e)	(0.68	)(e)	$668,306	62	(d)
18.50	(33.80)		0.94		0.94		(0.67)		703,073	116
31.36	42.08		0.93		0.93		(0.77)		1,297,753	102
24.46	15.24		0.93		0.93		(0.76)		765,172	122
26.30	22.26		0.94		0.94		(0.72)		708,935	88
28.59	38.72		0.93		0.93		(0.62)		686,002	90
8.32	(1.07	)(d)	1.71	(e)	1.71	(e)	(1.43	)(e)	24,976	62	(d)
8.41	(34.30)		1.69		1.69		(1.42)		27,447	116
16.21	41.07		1.68		1.68		(1.54)		57,889	102
13.89	14.30		1.68		1.68		(1.51)		16,876	122
17.24	21.38		1.69		1.69		(1.47)		21,394	88
21.30	37.51		1.69		1.69		(1.37)		26,175	90
19.89	(0.70	)(d)	0.81	(e)	0.81	(e)	(0.53	)(e)	101,428	62	(d)
20.03	(33.69)		0.79		0.79		(0.52)		177,913	116
33.61	42.37		0.78		0.78		(0.63)		899,774	102
26.01	15.37		0.78		0.78		(0.62)		348,248	122
27.61	22.43		0.79		0.79		(0.58)		116,807	88
29.63	38.98		0.79		0.79		(0.48)		100,650	90
24.46	(0.57	)(d)	0.59	(e)	0.59	(e)	(0.31	)(e)	336,225	62	(d)
24.60	(33.57)		0.59		0.59		(0.31)		345,576	116
40.43	42.62		0.59		0.59		(0.44)		638,777	102
30.74	15.61		0.59		0.59		(0.46)		130,387	122
31.66	22.64		0.60		0.60		(0.39)		3,321	88
32.88	39.25		0.59		0.59		(0.31)		2,941	90
24.17	(0.62	)(d)	0.71	(e)	0.71	(e)	(0.43	)(e)	724,766	62	(d)
24.32	(33.62)		0.69		0.69		(0.41)		688,585	116
40.04	42.45		0.68		0.68		(0.52)		953,104	102
30.50	15.50		0.69		0.69		(0.51)		593,675	122
31.48	22.56		0.69		0.69		(0.48)		853,159	88
32.76	39.11		0.69		0.69		(0.37)		824,588	90
17.01	(0.82	)(d)	1.16	(e)	1.16	(e)	(0.88	)(e)	13,168	62	(d)
17.16	(33.94)		1.14		1.14		(0.87)		14,047	116
29.38	41.83		1.13		1.13		(0.96)		26,086	102
23.11	14.97		1.14		1.14		(0.96)		20,793	122
25.18	22.02		1.14		1.14		(0.92)		22,082	88
27.72	38.67		0.97		0.97		(0.66)		22,591	90

See Notes to Financial Statements.	15

Financial Highlights (unaudited)(concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class R2
1/31/2023(c)	$16.52	$(0.08)	$(0.07)	$(0.15)	$–
7/31/2022	28.45	(0.22)	(8.37)	(8.59)	(3.34)
7/31/2021	22.48	(0.30)	9.22	8.92	(2.95)
7/31/2020	24.67	(0.22)	2.52	2.30	(4.49)
7/31/2019	27.33	(0.25)	3.84	3.59	(6.25)
7/31/2018	19.77	(0.23)	7.79	7.56	–
Class R3
1/31/2023(c)	17.20	(0.08)	(0.07)	(0.15)	–
7/31/2022	29.46	(0.21)	(8.71)	(8.92)	(3.34)
7/31/2021	23.17	(0.29)	9.53	9.24	(2.95)
7/31/2020	25.24	(0.20)	2.62	2.42	(4.49)
7/31/2019	27.79	(0.23)	3.93	3.70	(6.25)
7/31/2018	20.08	(0.20)	7.91	7.71	–
Class R4
1/31/2023(c)	18.49	(0.06)	(0.07)	(0.13)	–
7/31/2022	31.34	(0.16)	(9.35)	(9.51)	(3.34)
7/31/2021	24.45	(0.23)	10.07	9.84	(2.95)
7/31/2020	26.29	(0.16)	2.81	2.65	(4.49)
7/31/2019	28.59	(0.18)	4.13	3.95	(6.25)
7/31/2018	20.60	(0.15)	8.14	7.99	–
Class R5
1/31/2023(c)	24.32	(0.05)	(0.10)	(0.15)	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	(3.34)
7/31/2021	30.50	(0.22)	12.71	12.49	(2.95)
7/31/2020	31.47	(0.14)	3.66	3.52	(4.49)
7/31/2019	32.75	(0.14)	5.11	4.97	(6.25)
7/31/2018	23.55	(0.11)	9.31	9.20	–
Class R6
1/31/2023(c)	24.60	(0.04)	(0.10)	(0.14)	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	(3.34)
7/31/2021	30.74	(0.16)	12.80	12.64	(2.95)
7/31/2020	31.66	(0.11)	3.68	3.57	(4.49)
7/31/2019	32.88	(0.11)	5.14	5.03	(6.25)
7/31/2018	23.62	(0.08)	9.34	9.26	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.37	(0.91	)(d)	1.31	(e)	1.31	(e)	(1.03	)(e)	$1,345	62	(d)
16.52	(34.04)		1.29		1.29		(1.02)		1,807	116
28.45	41.66		1.27		1.27		(1.10)		2,873	102
22.48	14.76		1.29		1.29		(1.11)		2,812	122
24.67	21.87		1.29		1.29		(1.06)		4,718	88
27.33	38.24		1.29		1.29		(0.97)		6,530	90
17.05	(0.87	)(d)	1.21	(e)	1.21	(e)	(0.93	)(e)	56,433	62	(d)
17.20	(33.96)		1.19		1.19		(0.92)		60,295	116
29.46	41.76		1.18		1.18		(1.01)		112,015	102
23.17	14.93		1.19		1.19		(1.01)		88,636	122
25.24	21.92		1.19		1.19		(0.97)		107,373	88
27.79	38.40		1.19		1.19		(0.88)		111,564	90
18.36	(0.70	)(d)	0.96	(e)	0.96	(e)	(0.68	)(e)	10,639	62	(d)
18.49	(33.82)		0.94		0.94		(0.67)		10,775	116
31.34	42.16		0.93		0.93		(0.77)		16,458	102
24.45	15.21		0.93		0.93		(0.76)		8,255	122
26.29	22.23		0.94		0.94		(0.73)		6,222	88
28.59	38.79		0.93		0.93		(0.63)		5,489	90
24.17	(0.62	)(d)	0.71	(e)	0.71	(e)	(0.43	)(e)	17,636	62	(d)
24.32	(33.62)		0.69		0.69		(0.42)		15,436	116
40.04	42.50		0.69		0.69		(0.55)		28,200	102
30.50	15.50		0.68		0.68		(0.52)		6,613	122
31.47	22.53		0.69		0.69		(0.48)		3,247	88
32.75	39.11		0.68		0.68		(0.38)		3,313	90
24.46	(0.57	)(d)	0.59	(e)	0.59	(e)	(0.31	)(e)	765,997	62	(d)
24.60	(33.57)		0.59		0.59		(0.31)		771,093	116
40.43	42.62		0.59		0.59		(0.43)		954,132	102
30.74	15.61		0.60		0.60		(0.43)		566,885	122
31.66	22.68		0.60		0.60		(0.39)		255,766	88
32.88	39.20		0.59		0.59		(0.28)		188,610	90

See Notes to Financial Statements.	17

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”), as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Notes to Financial Statements (continued)

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2019 through July 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (continued)

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;
●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2023, the effective management fee was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The Fund’s administrative services fee is accrued daily and payable monthly. Lord Abbett voluntarily agreed to waive $38,790 of the Fund’s administrative services fee during the six months ended January 31, 2023.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F share Rule 12b-1 fees may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2023:

Distributor Commissions	Dealers’ Concessions
$28,324	$156,987

Distributor received CDSCs of $1,472 and $864 for Class A and Class C shares, respectively, for the six months ended January 31, 2023.

Notes to Financial Statements (continued)

Other Related Parties

As of January 31, 2023 the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 4.39%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2023 and fiscal year ended July 31, 2022 was as follows:

	Six Months Ended 1/31/2023 (unaudited)	Year Ended 7/31/2022
Distributions paid from:
Net long-term capital gains	$–	$455,311,147
Total distributions paid	$–	$455,311,147

As of January 31, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,389,852,049
Gross unrealized gain	417,738,975
Gross unrealized loss	(49,197,880)
Net unrealized security gain/(loss)	$368,541,095

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2023 were as follows:

Purchases	Sales
$1,614,358,614	$1,633,639,538

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2023.

Notes to Financial Statements (continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended January 31, 2023, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$22,153,598	$–	$22,153,598
Total	$22,153,598	$–	$22,153,598

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$22,153,598	$–	$–	$(22,153,598)	$–
Total	$22,153,598	$–	$–	$(22,153,598)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2023.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the period ended August 3, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a syndicated line of credit facility with various lenders for $1.625 billion (the “New Syndicated Facility”) whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to the same graduated borrowing limits as under the Syndicated Facility.

For the period ended August 3, 2022, the Participating Funds were also party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into an uncommitted line of credit facility with SSB for $330 million (the “New Bilateral Facility”). Under the New Bilateral Facility, the Participating Funds are subject to borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended January 31, 2023, the Fund did not utilize any of its available credit facilities.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

Notes to Financial Statements (continued)

For the six months ended January 31, 2023, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Average Amount Loaned	Average Interest Rate	Interest Income*
$ 54,169,326	2.10%	$ 3,109

*	Statement of Operations location: Interest earned from interfund lending.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2023, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received(1)
$32,224,534	$32,437,758

(1)	Statement of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

Notes to Financial Statements (continued)

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak has, and could again, negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time. Although the long-term economic fallout of COVID-19 is difficult to predict, it has contributed to, and is likely to continue to contribute to, market volatility, inflation and systemic economic weakness. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

Notes to Financial Statements (continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended January 31, 2023 (unaudited)			Year Ended July 31, 2022

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,015,067	$52,307,745	2,367,362	$56,963,877
Converted from Class C*	12,577	225,480	49,652	1,142,024
Reinvestment of distributions	–	–	4,549,709	124,844,007
Shares reacquired	(4,635,285)	(81,631,679)	(10,358,516)	(249,018,093)
Decrease	(1,607,641)	$(29,098,454)	(3,391,793)	$(66,068,185)

Class C Shares
Shares sold	323,418	$2,568,782	333,911	$3,790,404
Reinvestment of distributions	–	–	824,145	10,334,790
Shares reacquired	(555,746)	(4,488,275)	(1,360,664)	(15,317,051)
Converted to Class A*	(27,720)	(225,480)	(104,897)	(1,142,024)
Decrease	(260,048)	$(2,144,973)	(307,505)	$(2,333,881)

Class F Shares
Shares sold	588,135	$11,189,884	3,339,991	$88,218,810
Reinvestment of distributions	–	–	2,482,228	73,647,703
Shares reacquired	(4,372,767)	(85,003,590)	(23,710,532)	(575,508,072)
Decrease	(3,784,632)	$(73,813,706)	(17,888,313)	$(413,641,559)

Class F3 Shares
Shares sold	2,064,052	$48,131,796	2,542,494	$76,935,133
Reinvestment of distributions	–	–	1,398,987	50,909,151
Shares reacquired	(2,366,847)	(55,907,467)	(5,693,089)	(169,673,805)
Decrease	(302,795)	$(7,775,671)	(1,751,608)	$(41,829,521)

Class I Shares
Shares sold	5,803,789	$134,696,240	11,625,111	$314,031,072
Reinvestment of distributions	–	–	1,959,293	70,534,563
Shares reacquired	(4,129,385)	(95,899,156)	(9,069,813)	(291,362,575)
Increase	1,674,404	$38,797,084	4,514,591	$93,203,060

Class P Shares
Shares sold	20,228	$345,482	43,579	$956,674
Reinvestment of distributions	–	–	105,948	2,699,557
Shares reacquired	(64,930)	(1,070,453)	(218,770)	(5,229,475)
Decrease	(44,702)	$(724,971)	(69,243)	$(1,573,244)

Class R2 Shares
Shares sold	2,512	$39,422	12,810	$261,835
Reinvestment of distributions	–	–	12,735	312,773
Shares reacquired	(29,691)	(476,167)	(17,175)	(381,005)
Increase (decrease)	(27,179)	$(436,745)	8,370	$193,603

Notes to Financial Statements (concluded)

	Six Months Ended January 31, 2023 (unaudited)			Year Ended July 31, 2022

Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	176,841	$2,872,697	506,281	$10,876,929
Reinvestment of distributions	–	–	462,970	11,828,891
Shares reacquired	(372,491)	(6,148,144)	(1,266,831)	(28,428,948)
Decrease	(195,650)	$(3,275,447)	(297,580)	$(5,723,128)

Class R4 Shares
Shares sold	66,015	$1,184,197	149,371	$3,372,377
Reinvestment of distributions	–	–	55,601	1,525,145
Shares reacquired	(69,096)	(1,228,246)	(147,489)	(3,449,907)
Increase (decrease)	(3,081)	$(44,049)	57,483	$1,447,615

Class R5 Shares
Shares sold	186,300	$4,381,144	297,839	$10,271,881
Reinvestment of distributions	–	–	54,877	1,975,579
Shares reacquired	(91,278)	(2,132,072)	(422,207)	(14,473,259)
Increase (decrease)	95,022	$2,249,072	(69,491)	$(2,225,799)

Class R6 Shares
Shares sold	2,618,356	$61,648,973	12,132,863	$409,470,792
Reinvestment of distributions	–	–	2,365,294	86,073,037
Shares reacquired	(2,649,340)	(62,557,522)	(6,751,466)	(208,946,133)
Increase (decrease)	(30,984)	$(908,549)	7,746,691	$286,597,696

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Act (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2022. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and three-year periods, above the median of the performance peer group for the five-year period, and equal to the median of the performance peer group for the ten-year period. The Board further considered Lord Abbett’s performance and

Approval of Advisory Contract (continued)

reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-3 (03/23)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 27, 2023

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: March 27, 2023